RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to the Prospectus (Class A, C, K, Y shares) dated May 1, 2014,

as supplemented July 31, 2014 and September 15, 2014

RS Small Cap Growth Fund

Investment Team

Effective December 1, 2014, the section titled “Management of the Fund – Investment Team” in the RS Small Cap Growth Fund Summary (on page 25) is amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS Select Growth Fund

Investment Team

Effective December 1, 2014, the section titled “Management of the Fund – Investment Team” in the RS Select Growth Fund Summary (on page 29) is amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2007. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS Mid Cap Growth Fund

Investment Team

Effective December 1, 2014, the section titled “Management of the Fund – Investment Team” in the RS Mid Cap Growth Fund Summary (on page 33) is amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2008. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS Growth Fund

Investment Team

Effective December 1, 2014, the section titled “Management of the Fund – Investment Team” in the RS Growth Fund Summary (on page 37) is amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

RS Investment Trust

RS Small Cap Equity Fund

Investment Team

Effective December 1, 2014, the section titled “Management of the Fund – Investment Team” in the RS Small Cap Equity Fund Summary (on page 45) is amended and restated in its entirety as follows:

Stephen J. Bishop, Melissa Chadwick-Dunn, and D. Scott Tracy, CFA have each been a co-portfolio manager and analyst of the Fund since 2009. Christopher W. Clark, CFA has been a co-portfolio manager of the Fund since December 2014 and an analyst of the Fund since 2007.

Investment Team Biographical Information

Effective December 1, 2014, the following information is added to the section of the Prospectus titled “Investment Team Biographical Information” (on page 110):

Christopher W. Clark, CFA

Christopher W. Clark, CFA has been a member of the RS Growth Team, as an analyst, since joining the firm in 2007. Chris has been a co-portfolio manager of RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, and RS Small Cap Equity Fund since 2014. Before joining the firm, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Chris holds a B.A. in economics from the University of Virginia. Chris is a CFA Charterholder.

Frequent Purchases and Redemptions

The section of the Prospectus titled “Frequent Purchases and Redemptions” (on pages 122-123) is amended and restated in its entirety as follows:

Frequent trading can hurt a Fund’s performance, operations, and shareholders. Frequent trading may disrupt portfolio management of a Fund and create transaction and other administrative costs that are borne by all shareholders. The Board of Trustees has adopted policies and procedures with respect to frequent purchases, redemptions, and exchanges of Fund shares by their shareholders. The Funds discourage, and will not seek to accommodate, frequent purchases, redemptions, or exchanges of their shares to the extent that the Trust believes that such trading is harmful to the Funds’ shareholders, although the Funds will not necessarily be able to prevent all such frequent trading in their shares. The Trust has implemented a “zero-tolerance” policy with respect to identified market timing activity in the Funds. The Trust may limit the number of exchanges that an investor may make.

The Trust reserves the right, at its discretion for any reason or for no reason, to reject any investor, or any purchase or exchange order, in whole or in part (including, without limitation, purchases or exchanges by persons whose trading activity in Fund shares the Trust or RS Investments believes in its sole judgment could be harmful to a Fund or is excessively frequent). Shareholders who effect two material round trips (e.g., a purchase or exchange into a Fund of a material amount (as determined by the Funds or RS Investments from time to time) followed by a sale or exchange of a material amount out of that Fund (or vice versa)) in a Fund’s shares within a 60 day period, or other persons that the Trust or RS Investments believes may be engaged in activity harmful to a Fund or its shareholders, may be restricted for any period of time, or permanently, as determined by the Trust or RS Investments, in their sole discretion, from investing in the Funds. Any such restriction may be imposed regardless of your intent in effecting any transaction or otherwise engaging in any activity that may have caused your account to be restricted. Purchases and redemptions made through the Funds’ automatic investment plan or systematic withdrawal plan or similar automated plans generally are not subject to short-term or frequent-trading restrictions.

RS Investment Trust

The ability of the Trust and RS Investments to monitor trades that are placed through omnibus or other nominee accounts at a financial intermediary is limited in those instances in which the financial intermediary maintains the record of a Fund’s underlying beneficial owners. The Trust or RS Investments may take any steps they consider appropriate with respect to frequent trading in accounts held through a financial intermediary, which may, but will not necessarily, include closing the account.

Certain financial intermediaries through which a shareholder may own shares of the Funds (e.g., broker-dealers or retirement plan administrators) may impose frequent trading restrictions that differ from the Funds’ frequent trading restrictions described above. The financial intermediaries’ restrictions may be applied in addition to the Funds’ restrictions or, in some cases, each Fund reserves the right, in its sole discretion, to allow a financial intermediary to apply its frequent trading restrictions in lieu of the Funds’ frequent trading restrictions described above. In instances in which the Funds allow a financial intermediary to apply its frequent trading restrictions in lieu of the Funds’ frequent trading restrictions, the Funds will use reasonable diligence to confirm that such intermediaries are applying their restrictions. Consult the disclosure provided by your financial intermediary for any alternative frequent trading restrictions or policies that may apply to your account. There can be no assurance that the Trust or RS Investments will identify all harmful purchase or redemption activity, or market timing or similar activities, affecting a Fund or that the Trust or RS Investments will be successful in limiting such activities.

Mutual funds that invest in foreign securities traded in markets that close before the NYSE may be subject to frequent trading or market timing activity intended to take advantage of changes in market prices between the times when those markets close and the close of the NYSE. The Funds employ fair valuation procedures intended to reduce that risk.

December 1, 2014